Claims Financing Obligations and Notes Payable - Committed Equity Facility - Additional Information (Detail) - Common Stock [Member] - YA II PN, Ltd - USD ($) $ in Millions	Nov. 14, 2023	Jan. 06, 2023
Common Stock Purchase Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Option to sell maximum shares value under purchase agreement		$ 1,000
Standby Equity Purchase Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Option to sell maximum shares value under purchase agreement	$ 250